UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Prudential Jennison Mid-Cap Growth Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor

Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 17th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2021

Date of reporting period:	2/28/2021

Item 1 – Reports to Stockholders

PGIM JENNISON MID-CAP GROWTH FUND

SEMIANNUAL REPORT

FEBRUARY 28, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM Jennison Mid-Cap Growth Fund informative and useful. The report covers performance for the six-month period ended February 28, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Mid-Cap Growth Fund

April 15, 2021

PGIM Jennison Mid-Cap Growth Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

		Average Annual Total Returns as of 2/28/21
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	27.67	48.73	19.18	12.98	—
Class C	27.11	55.59	19.70	12.83	—
Class R	27.49	57.08	20.31	13.40	—
Class Z	27.88	57.96	20.90	13.96	—
Class R2	27.63	57.38	N/A	N/A	21.25 (12/27/17)
Class R4	27.77	57.77	N/A	N/A	21.56 (12/27/17)
Class R6	27.92	58.12	21.10	14.16	—
Russell Midcap Growth Index
	18.96	46.25	20.49	14.52	—
Russell Midcap Index
	23.80	36.11	15.87	12.34	—

Average Annual Total Returns as of 2/28/21 Since Inception (%)
	Class R2, R4 (12/27/17)	Class R6 (1/18/11)
Russell Midcap Growth Index	19.83	14.84
Russell Midcap Index	12.78	12.65

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

4	Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder service fee	None	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Russell Midcap Growth Index—The Russell Midcap Growth Index is an unmanaged, market value-weighted index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap Index—The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Mid-Cap Growth Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 2/28/21

Ten Largest Holdings	Line of Business	% of Net Assets
HubSpot, Inc.	Software	2.4%
Marvell Technology Group Ltd.	Semiconductors & Semiconductor Equipment	2.3%
PPD, Inc.	Life Sciences Tools & Services	2.0%
Pinterest, Inc. (Class A Stock)	Interactive Media & Services	2.0%
Align Technology, Inc.	Health Care Equipment & Supplies	2.0%
Agilent Technologies, Inc.	Life Sciences Tools & Services	2.0%
Microchip Technology, Inc.	Semiconductors & Semiconductor Equipment	2.0%
RingCentral, Inc. (Class A Stock)	Software	2.0%
IQVIA Holdings, Inc.	Life Sciences Tools & Services	1.9%
Five9, Inc.	Software	1.9%

Holdings reflect only long-term Investments and are subject to change.

6	Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Mid-Cap Growth Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Mid-Cap Growth Fund		Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,276.70	1.03%	$5.81
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16
Class C	Actual	$1,000.00	$1,271.10	1.79%	$10.08
	Hypothetical	$1,000.00	$1,015.92	1.79%	$8.95
Class R	Actual	$1,000.00	$1,274.90	1.23%	$6.94
	Hypothetical	$1,000.00	$1,018.70	1.23%	$6.16
Class Z	Actual	$1,000.00	$1,278.80	0.70%	$3.96
	Hypothetical	$1,000.00	$1,021.32	0.70%	$3.51
Class R2	Actual	$1,000.00	$1,276.30	1.08%	$6.10
	Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41
Class R4	Actual	$1,000.00	$1,277.70	0.83%	$4.69
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16
Class R6	Actual	$1,000.00	$1,279.20	0.59%	$3.33
	Hypothetical	$1,000.00	$1,021.87	0.59%	$2.96

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2021, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at pgim.com/investments

Schedule of Investments (unaudited)

as of February 28, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 99.5%

COMMON STOCKS

Aerospace & Defense 1.1%
L3Harris Technologies, Inc.	179,271	$32,611,188

Auto Components 1.3%
Aptiv PLC*	243,661	36,510,164

Biotechnology 3.6%
Argenx SE (Netherlands), ADR*	125,311	41,437,842
BioNTech SE (Germany), ADR*(a)	74,481	8,120,663
Exact Sciences Corp.*	204,594	27,849,335
Veracyte, Inc.*	255,920	14,858,715
Zai Lab Ltd. (China), ADR*	83,715	12,349,637

		104,616,192

Building Products 3.0%
AZEK Co., Inc. (The)*	1,069,420	47,172,116
Trane Technologies PLC	256,205	39,260,854

		86,432,970

Capital Markets 2.4%
Apollo Global Management, Inc.	719,734	35,598,044
Ares Management Corp. (Class A Stock)	666,088	34,623,254

		70,221,298

Chemicals 0.5%
FMC Corp.	146,398	14,887,213

Commercial Services & Supplies 1.8%
GFL Environmental, Inc. (Canada)(a)	1,131,349	35,094,446
IAA, Inc.*	307,550	18,031,656

		53,126,102

Construction & Engineering 1.7%
Quanta Services, Inc.	597,253	50,079,664

Containers & Packaging 1.5%
Crown Holdings, Inc.*	439,153	41,965,461

Diversified Financial Services 0.4%
CIIG Merger Corp. (Class A Stock)*(a)	525,172	12,042,194

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 9

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Electrical Equipment 1.3%
AMETEK, Inc.	306,996	$36,216,318

Electronic Equipment, Instruments & Components 3.1%
Amphenol Corp. (Class A Stock)	419,482	52,720,498
Cognex Corp.	464,902	38,396,256

		91,116,754

Entertainment 2.5%
Spotify Technology SA*	116,843	35,915,201
Take-Two Interactive Software, Inc.*	194,124	35,808,113

		71,723,314

Food Products 1.6%
Freshpet, Inc.*	297,737	46,411,244

Health Care Equipment & Supplies 6.2%
Align Technology, Inc.*	101,543	57,586,050
Cooper Cos., Inc. (The)	118,242	45,656,784
Insulet Corp.*(a)	158,758	41,134,198
Teleflex, Inc.	89,990	35,826,819

		180,203,851

Health Care Providers & Services 2.6%
Guardant Health, Inc.*(a)	200,762	29,548,151
Molina Healthcare, Inc.*	217,655	47,178,898

		76,727,049

Health Care Technology 0.5%
Teladoc Health, Inc.*	61,733	13,648,549

Hotels, Restaurants & Leisure 0.6%
Hilton Worldwide Holdings, Inc.*	131,796	16,300,529

Household Durables 0.5%
Lennar Corp. (Class A Stock)	174,734	14,497,680

Interactive Media & Services 2.0%
Pinterest, Inc. (Class A Stock)*	716,144	57,706,883

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Internet & Direct Marketing Retail 2.7%
Chewy, Inc. (Class A Stock)*(a)	344,641	$35,001,740
Etsy, Inc.*	190,822	42,032,362

		77,034,102

IT Services 7.0%
Globant SA (Argentina)*	243,239	52,228,278
Jack Henry & Associates, Inc.(a)	97,811	14,519,065
Okta, Inc.*	211,100	55,192,095
Shift4 Payments, Inc. (Class A Stock)*	349,101	26,706,226
Twilio, Inc. (Class A Stock)*	134,316	52,770,070

		201,415,734

Leisure Products 2.2%
Peloton Interactive, Inc. (Class A Stock)*	210,265	25,330,625
YETI Holdings, Inc.*	573,126	39,413,875

		64,744,500

Life Sciences Tools & Services 8.0%
10X Genomics, Inc. (Class A Stock)*	215,799	38,410,064
Agilent Technologies, Inc.	468,990	57,249,609
Avantor, Inc.*	761,954	21,235,658
IQVIA Holdings, Inc.*	289,392	55,791,884
PPD, Inc.*	1,674,660	58,713,580

		231,400,795

Machinery 0.9%
Nordson Corp.	131,219	25,247,848

Multiline Retail 1.2%
Dollar General Corp.	186,295	35,207,892

Pharmaceuticals 3.6%
Catalent, Inc.*	396,530	45,089,426
Horizon Therapeutics PLC*	475,528	43,230,251
Jazz Pharmaceuticals PLC*	95,503	16,048,324

		104,368,001

Professional Services 1.6%
CoStar Group, Inc.*	57,859	47,661,930

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 11

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Road & Rail 1.6%
J.B. Hunt Transport Services, Inc.	322,607	$47,381,290

Semiconductors & Semiconductor Equipment 9.8%
Enphase Energy, Inc.*	121,357	21,366,113
Marvell Technology Group Ltd.	1,382,124	66,728,947
Microchip Technology, Inc.	372,980	56,927,937
Monolithic Power Systems, Inc.	93,918	35,174,169
ON Semiconductor Corp.*	816,888	32,896,080
Universal Display Corp.	128,992	27,306,317
Xilinx, Inc.	337,409	43,964,393

		284,363,956

Software 17.8%
Atlassian Corp. PLC (Class A Stock)*	173,762	41,303,227
Avalara, Inc.*	326,185	51,191,474
Coupa Software, Inc.*(a)	150,391	52,074,388
Crowdstrike Holdings, Inc. (Class A Stock)*	189,519	40,936,104
Datadog, Inc. (Class A Stock)*	211,742	20,202,304
Five9, Inc.*	299,435	55,467,339
HubSpot, Inc.*	135,314	69,686,710
Palo Alto Networks, Inc.*	144,896	51,917,686
Paycom Software, Inc.*	91,565	34,267,286
RingCentral, Inc. (Class A Stock)*	150,293	56,834,801
Trade Desk, Inc. (The) (Class A Stock)*	37,760	30,411,526
Zendesk, Inc.*(a)	77,311	11,298,230

		515,591,075

Specialty Retail 4.9%
Burlington Stores, Inc.*	188,689	48,836,487
Five Below, Inc.*(a)	268,656	50,002,255
O’Reilly Automotive, Inc.*	94,961	42,478,904

		141,317,646

TOTAL LONG-TERM INVESTMENTS (cost $1,788,380,327)		2,882,779,386

SHORT-TERM INVESTMENTS 3.2%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	7,429,595	7,429,595

See Notes to Financial Statements.

12

Description	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $85,657,974; includes $85,650,461 of cash collateral for securities on loan)(b)(wa)	85,825,326	$85,782,413

TOTAL SHORT-TERM INVESTMENTS (cost $93,087,569)		93,212,008

TOTAL INVESTMENTS 102.7% (cost $1,881,467,896)		2,975,991,394
Liabilities in excess of other assets (2.7)%		(77,125,528)

NET ASSETS 100.0%		$2,898,865,866

Below is a list of the abbreviation(s) used in the semiannual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $83,518,683; cash collateral of $85,650,461 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$32,611,188	$—	$—
Auto Components	36,510,164	—	—
Biotechnology	104,616,192	—	—

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 13

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Building Products	$86,432,970	$—	$—
Capital Markets	70,221,298	—	—
Chemicals	14,887,213	—	—
Commercial Services & Supplies	53,126,102	—	—
Construction & Engineering	50,079,664	—	—
Containers & Packaging	41,965,461	—	—
Diversified Financial Services	12,042,194	—	—
Electrical Equipment	36,216,318	—	—
Electronic Equipment, Instruments & Components	91,116,754	—	—
Entertainment	71,723,314	—	—
Food Products.	46,411,244	—	—
Health Care Equipment & Supplies.	180,203,851	—	—
Health Care Providers & Services	76,727,049	—	—
Health Care Technology	13,648,549	—	—
Hotels, Restaurants & Leisure	16,300,529	—	—
Household Durables	14,497,680	—	—
Interactive Media & Services	57,706,883	—	—
Internet & Direct Marketing Retail	77,034,102	—	—
IT Services	201,415,734	—	—
Leisure Products	64,744,500	—	—
Life Sciences Tools & Services	231,400,795	—	—
Machinery	25,247,848	—	—
Multiline Retail	35,207,892	—	—
Pharmaceuticals	104,368,001	—	—
Professional Services	47,661,930	—	—
Road & Rail.	47,381,290	—	—
Semiconductors & Semiconductor Equipment	284,363,956	—	—
Software	515,591,075	—	—
Specialty Retail	141,317,646	—	—
Affiliated Mutual Funds	93,212,008	—	—

Total	$2,975,991,394	$—	$—

See Notes to Financial Statements.

14

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2021 were as follows:

Software	17.8%
Semiconductors & Semiconductor Equipment	9.8
Life Sciences Tools & Services	8.0
IT Services	7.0
Health Care Equipment & Supplies	6.2
Specialty Retail	4.9
Biotechnology	3.6
Pharmaceuticals	3.6
Affiliated Mutual Funds (3.0% represents investments purchased with collateral from securities on loan)	3.2
Electronic Equipment, Instruments & Components	3.1
Building Products	3.0
Internet & Direct Marketing Retail	2.7
Health Care Providers & Services	2.6
Entertainment	2.5
Capital Markets	2.4
Leisure Products	2.2
Interactive Media & Services	2.0
Commercial Services & Supplies	1.8
Construction & Engineering	1.7

Professional Services	1.6%
Road & Rail	1.6
Food Products	1.6
Containers & Packaging	1.5
Auto Components	1.3
Electrical Equipment	1.3
Multiline Retail	1.2
Aerospace & Defense	1.1
Machinery	0.9
Hotels, Restaurants & Leisure	0.6
Chemicals	0.5
Household Durables	0.5
Health Care Technology	0.5
Diversified Financial Services	0.4

102.7
Liabilities in excess of other assets	(2.7)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$83,518,683	$(83,518,683)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 15

Statement of Assets and Liabilities (unaudited)

as of February 28, 2021

Assets
Investments at value, including securities on loan of $83,518,683:
Unaffiliated investments (cost $1,788,380,327)	$2,882,779,386
Affiliated investments (cost $93,087,569)	93,212,008
Receivable for investments sold	14,656,516
Receivable for Fund shares sold	5,212,193
Dividends receivable	376,404
Prepaid expenses	11,385

Total Assets	2,996,247,892

Liabilities
Payable to broker for collateral for securities on loan	85,650,461
Payable for Fund shares purchased	9,398,340
Management fee payable	1,306,649
Accrued expenses and other liabilities	601,080
Distribution fee payable	333,844
Affiliated transfer agent fee payable	91,589
Affiliated shareholder servicing fees payable	63

Total Liabilities	97,382,026

Net Assets	$2,898,865,866

Net assets were comprised of:
Common stock, at par	$118,656
Paid-in capital in excess of par	1,421,706,363
Total distributable earnings (loss)	1,477,040,847

Net assets, February 28, 2021	$2,898,865,866

See Notes to Financial Statements.

16

Class A

Net asset value and redemption price per share,
($1,102,359,790 ÷ 50,328,207 shares of common stock issued and outstanding)	$21.90
Maximum sales charge (5.50% of offering price)	1.27

Maximum offering price to public	$23.17

Class C

Net asset value, offering price and redemption price per share, ($18,527,139 ÷ 2,719,820 shares of common stock issued and outstanding)	$6.81

Class R

Net asset value, offering price and redemption price per share, ($139,875,482 ÷ 7,194,229 shares of common stock issued and outstanding)	$19.44

Class Z

Net asset value, offering price and redemption price per share, ($845,352,802 ÷ 30,714,737 shares of common stock issued and outstanding)	$27.52

Class R2

Net asset value, offering price and redemption price per share, ($898,854 ÷ 32,328 shares of common stock issued and outstanding)	$27.80

Class R4

Net asset value, offering price and redemption price per share, ($1,423,713 ÷ 50,450 shares of common stock issued and outstanding)	$28.22

Class R6

Net asset value, offering price and redemption price per share, ($790,428,086 ÷ 27,616,079 shares of common stock issued and outstanding)	$28.62

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 17

Statement of Operations (unaudited)

Six Months Ended February 28, 2021

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $3,622 foreign withholding tax)	$5,996,341
Income from securities lending, net (including affiliated income of $117,697)	261,398
Affiliated dividend income	16,915

Total income	6,274,654

Expenses
Management fee	7,831,353
Distribution fee(a)	2,161,169
Shareholder servicing fees (including affiliated expense of $174)(a)	866
Transfer agent’s fees and expenses (including affiliated expense of $218,298)(a)	1,269,271
Custodian and accounting fees	89,185
Shareholders’ reports	72,433
Registration fees(a)	71,243
Directors’ fees	18,754
Legal fees and expenses	16,207
Audit fee	12,179
Miscellaneous	35,776

Total expenses	11,578,436
Less: Fee waiver and/or expense reimbursement(a)	(14,774)
Distribution fee waiver(a)	(166,798)

Net expenses	11,396,864

Net investment income (loss)	(5,122,210)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $71,409)	546,714,829
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(166,807))	137,670,049

Net gain (loss) on investment transactions	684,384,878

Net Increase (Decrease) In Net Assets Resulting From Operations	$679,262,668

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	1,517,320	142,486	500,395	—	968	—	—
Shareholder servicing fees	—	—	—	—	272	594	—
Transfer agent’s fees and expenses	706,484	20,792	89,949	446,721	517	855	3,953
Registration fees	16,025	7,800	7,216	13,902	7,515	7,515	11,270
Fee waiver and/or expense reimbursement	—	—	—	—	(7,355)	(7,419)	—
Distribution fee waiver	—	—	(166,798)	—	—	—	—

See Notes to Financial Statements.

18

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2021	Year Ended August 31, 2020

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(5,122,210)	$(5,229,598)
Net realized gain (loss) on investment transactions	546,714,829	823,124,808
Net change in unrealized appreciation (depreciation) on investments	137,670,049	(328,984,975)

Net increase (decrease) in net assets resulting from operations	679,262,668	488,910,235

Dividends and Distributions
Distributions from distributable earnings
Class A	(338,022,124)	(266,965,246)
Class B	—	(1,943,602)
Class C	(18,649,282)	(17,212,251)
Class R	(48,233,348)	(39,802,134)
Class Z	(246,206,246)	(208,844,555)
Class R2	(208,373)	(139,667)
Class R4	(353,180)	(48,072)
Class R6	(211,689,748)	(170,239,692)

	(863,362,301)	(705,195,219)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	323,823,835	458,276,316
Net asset value of shares issued in reinvestment of dividends and distributions	821,637,025	664,933,232
Cost of shares purchased	(596,589,191)	(1,721,874,303)

Net increase (decrease) in net assets from Fund share transactions	548,871,669	(598,664,755)

Total increase (decrease)	364,772,036	(814,949,739)

Net Assets:
Beginning of period	2,534,093,830	3,349,043,569

End of period	$2,898,865,866	$2,534,093,830

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 19

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Jennison Mid-Cap Growth Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. PGIM Jennison Mid-Cap Growth Fund (the “Fund”) is the sole series of the Company. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to achieve long-term capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

20

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the

PGIM Jennison Mid-Cap Growth Fund    21

Notes to Financial Statements (unaudited) (continued)

right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such

22

class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Company, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The Manager pays for the services of Jennison.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.60% of the Fund’s average daily net assets up to $1 billion and 0.55% of the average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.57% for the reporting period ended February 28, 2021.

The Manager has contractually agreed, through December 31, 2021, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 1.08% of average daily net assets for Class R2 shares or 0.83% of average daily net assets for Class R4 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

PGIM Jennison Mid-Cap Growth Fund    23

Notes to Financial Statements (unaudited) (continued)

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, Class C, Class R and Class R2 shares, respectively. PIMS has contractually agreed through December 31, 2021 to limit such expenses to 0.50% of the average daily net assets of the Class R shares. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 and Class R6 shares of the Fund.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of up to 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

For the reporting period ended February 28, 2021, PIMS received $242,929 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended February 28, 2021, PIMS received $2 and $1,248 in contingent deferred sales charges imposed upon redemptions by certain Class A, and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

24

4.	Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. For the reporting period ended February 28, 2021, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2021, were $998,467,960 and $1,332,624,992, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 28, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ 6,051,530	$393,135,106	$391,757,041	$—	$—	$7,429,595	7,429,595	$16,915

PGIM Institutional Money Market Fund (1)(b)(wa)
676,714,072	662,098,398	1,252,934,659	(166,807)	71,409	85,782,413	85,825,326	117,697	(2)

$ 682,765,602	$1,055,233,504	$1,644,691,700	$(166,807)	$71,409	$93,212,008		$134,612

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

PGIM Jennison Mid-Cap Growth Fund    25

Notes to Financial Statements (unaudited) (continued)

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2021 were as follows:

Tax Basis	$1,886,584,886

Gross Unrealized Appreciation	1,110,266,355
Gross Unrealized Depreciation	(20,859,847)

Net Unrealized Appreciation	$1,089,406,508

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2020 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Effective January 22, 2021, Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

26

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The Company is authorized to issue 2 billion shares of capital stock, $0.001 par value per share, designated as shares of the Fund. The shares are further classified and designated as follows:

Class A	345,000,000
Class B	5,000,000
Class C	25,000,000
Class R	125,000,000
Class Z	800,000,000
Class T	100,000,000
Class R2	100,000,000
Class R4	100,000,000
Class R6	400,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of February 28, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	188,929	0.4%
Class C	210	0.1%
Class R	1,355,558	18.8%
Class Z	108	0.1%
Class R4	659	1.3%
Class R6	612	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	3	36.6%

PGIM Jennison Mid-Cap Growth Fund    27

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2021:
Shares sold	2,975,181	$68,529,837
Shares issued in reinvestment of dividends and distributions	15,867,293	322,264,718
Shares purchased	(5,606,592)	(133,077,108)

Net increase (decrease) in shares outstanding before conversion	13,235,882	257,717,447
Shares issued upon conversion from other share class(es)	700,970	16,643,003
Shares purchased upon conversion into other share class(es)	(152,381)	(3,907,952)

Net increase (decrease) in shares outstanding	13,784,471	$270,452,498

Year ended August 31, 2020:
Shares sold	4,426,668	$101,477,682
Shares issued in reinvestment of dividends and distributions	11,757,258	250,429,646
Shares purchased	(11,951,878)	(274,052,576)

Net increase (decrease) in shares outstanding before conversion	4,232,048	77,854,752
Shares issued upon conversion from other share class(es)	892,471	21,779,290
Shares purchased upon conversion into other share class(es)	(261,030)	(6,219,571)

Net increase (decrease) in shares outstanding	4,863,489	$93,414,471

Class B
Period ended June 26, 2020*:
Shares sold	8,809	$103,451
Shares issued in reinvestment of dividends and distributions	169,449	1,911,389
Shares purchased	(54,918)	(723,960)

Net increase (decrease) in shares outstanding before conversion	123,340	1,290,880
Shares purchased upon conversion into other share class(es)	(423,479)	(5,324,961)

Net increase (decrease) in shares outstanding	(300,139)	$(4,034,081)

Class C
Six months ended February 28, 2021:
Shares sold	194,032	$1,830,932
Shares issued in reinvestment of dividends and distributions	2,923,298	18,504,474
Shares purchased	(610,523)	(5,174,673)

Net increase (decrease) in shares outstanding before conversion	2,506,807	15,160,733
Shares purchased upon conversion into other share class(es)	(1,977,026)	(15,415,372)

Net increase (decrease) in shares outstanding	529,781	$(254,639)

Year ended August 31, 2020:
Shares sold	324,173	$3,936,115
Shares issued in reinvestment of dividends and distributions	1,320,690	15,108,698
Shares purchased	(858,107)	(10,803,571)

Net increase (decrease) in shares outstanding before conversion	786,756	8,241,242
Shares purchased upon conversion into other share class(es)	(1,057,807)	(15,678,972)

Net increase (decrease) in shares outstanding	(271,051)	$(7,437,730)

28

Class R	Shares	Amount
Six months ended February 28, 2021:
Shares sold	456,505	$9,800,401
Shares issued in reinvestment of dividends and distributions	2,665,908	48,092,976
Shares purchased	(1,226,618)	(26,271,153)

Net increase (decrease) in shares outstanding	1,895,795	$31,622,224

Year ended August 31, 2020:
Shares sold	682,729	$14,122,130
Shares issued in reinvestment of dividends and distributions	1,995,939	39,359,915
Shares purchased	(2,337,271)	(50,306,816)

Net increase (decrease) in shares outstanding before conversion	341,397	3,175,229
Shares issued upon conversion from other share class(es)	166	3,367
Shares purchased upon conversion into other share class(es)	(1,554)	(28,575)

Net increase (decrease) in shares outstanding	340,009	$3,150,021

Class Z
Six months ended February 28, 2021:
Shares sold	4,255,688	$127,721,477
Shares issued in reinvestment of dividends and distributions	9,176,533	234,001,589
Shares purchased	(8,722,529)	(246,462,093)

Net increase (decrease) in shares outstanding before conversion	4,709,692	115,260,973
Shares issued upon conversion from other share class(es)	135,063	4,142,568
Shares purchased upon conversion into other share class(es)	(114,761)	(3,395,933)

Net increase (decrease) in shares outstanding	4,729,994	$116,007,608

Year ended August 31, 2020:
Shares sold	5,874,561	$154,648,501
Shares issued in reinvestment of dividends and distributions	7,948,387	197,914,840
Shares purchased	(35,219,856)	(1,084,433,459)

Net increase (decrease) in shares outstanding before conversion	(21,396,908)	(731,870,118)
Shares issued upon conversion from other share class(es)	274,191	7,606,929
Shares purchased upon conversion into other share class(es)	(94,703)	(2,526,986)

Net increase (decrease) in shares outstanding	(21,217,420)	$(726,790,175)

Class R2
Six months ended February 28, 2021:
Shares sold	3,853	$105,311
Shares issued in reinvestment of dividends and distributions	8,083	208,373
Shares purchased	(1,318)	(40,624)

Net increase (decrease) in shares outstanding	10,618	$273,060

Year ended August 31, 2020:
Shares sold	5,162	$137,930
Shares issued in reinvestment of dividends and distributions	5,542	139,666
Shares purchased	(5,257)	(136,929)

Net increase (decrease) in shares outstanding	5,447	$140,667

PGIM Jennison Mid-Cap Growth Fund    29

Notes to Financial Statements (unaudited) (continued)

Class R4	Shares	Amount
Six months ended February 28, 2021:
Shares sold	3,594	$106,916
Shares issued in reinvestment of dividends and distributions	12,416	324,792
Shares purchased	(1,547)	(48,915)

Net increase (decrease) in shares outstanding	14,463	$382,793

Year ended August 31, 2020:
Shares sold	31,248	$732,269
Shares issued in reinvestment of dividends and distributions	954	24,239
Shares purchased	(1,138)	(30,700)

Net increase (decrease) in shares outstanding	31,064	$725,808

Class R6
Six months ended February 28, 2021:
Shares sold	3,784,177	$115,728,961
Shares issued in reinvestment of dividends and distributions	7,475,117	198,240,103
Shares purchased	(6,071,106)	(185,514,625)

Net increase (decrease) in shares outstanding before conversion	5,188,188	128,454,439
Shares issued upon conversion from other share class(es)	65,479	1,963,047
Shares purchased upon conversion into other share class(es)	(1,018)	(29,361)

Net increase (decrease) in shares outstanding	5,252,649	$130,388,125

Year ended August 31, 2020:
Shares sold	6,873,155	$183,118,238
Shares issued in reinvestment of dividends and distributions	6,254,195	160,044,839
Shares purchased	(10,956,206)	(301,386,292)

Net increase (decrease) in shares outstanding before conversion	2,171,144	41,776,785
Shares issued upon conversion from other share class(es)	18,806	547,547
Shares purchased upon conversion into other share class(es)	(5,349)	(158,068)

Net increase (decrease) in shares outstanding	2,184,601	$42,166,264

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

8.	Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/2/2020 – 9/30/2021	10/3/2019 –10/1/2020
Total Commitment	$1,200,000,000	$ 1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

30

	Current SCA	Prior SCA
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended February 28, 2021. The average daily balance for the 26 days that the Fund had loans outstanding during the period was approximately $4,646,038, borrowed at a weighted average interest rate of 1.44%. The maximum loan outstanding amount during the period was $21,741,000. At February 28, 2021, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its

PGIM Jennison Mid-Cap Growth Fund    31

Notes to Financial Statements (unaudited) (continued)

investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Medium Capitalization (Mid-Cap) Company Risk: The Fund’s investments in mid-cap companies carry more risk than investments in larger capitalized companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent on one or a few key people. The market movements of these companies’ securities may be more abrupt or erratic than the market movements of securities of larger, more established companies or the stock market in general. Historically, mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Mid-cap companies generally are comparatively less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would

32

like. Also, the stocks of mid-cap companies may fall out of favor relative to those of small- or large-capitalization companies, causing the Fund to underperform other equity funds that focus on small or large-capitalization companies.

10.	Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule is scheduled to take effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Jennison Mid-Cap Growth Fund    33

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 28,
			Year Ended August 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$25.32		$29.35	$38.18	$37.70	$34.76	$37.93
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.10)	(0.09)	(0.13)	(0.08)	(0.13)
Net realized and unrealized gain (loss) on investment transactions	6.31		4.84	1.46	5.66	5.27	0.13
Total from investment operations	6.24		4.74	1.37	5.53	5.19	- (b)
Less Dividends and Distributions:
Distributions from net realized gains	(9.66)		(8.77)	(10.20)	(5.05)	(2.25)	(3.17)
Net asset value, end of period	$21.90		$25.32	$29.35	$38.18	$37.70	$34.76
Total Return(c):	27.67%		21.73%	9.98%	15.93%	15.72%	0.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,102,360		$925,117	$929,801	$1,153,936	$1,475,747	$2,444,209
Average net assets (000)	$1,019,930		$867,188	$939,210	$1,331,811	$1,964,894	$2,840,531
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.03	%(f)	1.06%	1.07%	1.06%	1.06%	1.06%
Expenses before waivers and/or expense reimbursement	1.03	%(f)	1.06%	1.07%	1.06%	1.06%	1.06%
Net investment income (loss)	(0.58	)%(f)	(0.42)%	(0.32)%	(0.34)%	(0.23)%	(0.37)%
Portfolio turnover rate(g)	37%		58%	31%	36%	34%	24%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class C Shares
	Six Months Ended February 28,
			Year Ended August 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.53		$19.77	$29.61	$30.48	$28.71	$32.10
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.15)	(0.20)	(0.28)	(0.27)	(0.31)
Net realized and unrealized gain (loss) on investment transactions	3.00		2.68	0.56	4.46	4.29	0.09
Total from investment operations	2.94		2.53	0.36	4.18	4.02	(0.22)
Less Dividends and Distributions:
Distributions from net realized gains	(9.66)		(8.77)	(10.20)	(5.05)	(2.25)	(3.17)
Net asset value, end of period	$6.81		$13.53	$19.77	$29.61	$30.48	$28.71
Total Return(b):	27.11%		20.95%	9.19%	15.19%	14.91%	(0.57)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,527		$29,633	$48,646	$114,841	$127,048	$152,365
Average net assets (000)	$28,733		$34,773	$78,014	$121,294	$137,699	$165,788
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.79	%(e)	1.76%	1.74%	1.69%	1.76%	1.76%
Expenses before waivers and/or expense reimbursement	1.79	%(e)	1.76%	1.74%	1.69%	1.76%	1.76%
Net investment income (loss)	(1.34	)%(e)	(1.10)%	(0.99)%	(0.98)%	(0.93)%	(1.07)%
Portfolio turnover rate(f)	37%		58%	31%	36%	34%	24%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 35

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended
	February 28,		Year Ended August 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$23.41		$27.83	$36.85	$36.61	$33.89	$37.13
Income (loss) from investment operations:
Net investment income (loss)	(0.09)		(0.13)	(0.14)	(0.19)	(0.15)	(0.19)
Net realized and unrealized gain (loss) on investment transactions	5.78		4.48	1.32	5.48	5.12	0.12
Total from investment operations	5.69		4.35	1.18	5.29	4.97	(0.07)
Less Dividends and Distributions:
Distributions from net realized gains	(9.66)		(8.77)	(10.20)	(5.05)	(2.25)	(3.17)
Net asset value, end of period	$19.44		$23.41	$27.83	$36.85	$36.61	$33.89
Total Return(b):	27.49%		21.56%	9.74%	15.73%	15.46%	(0.05)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$139,875		$124,024	$137,975	$167,650	$197,803	$239,720
Average net assets (000)	$134,545		$121,955	$144,398	$186,452	$215,521	$272,878
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.23	%(e)	1.26%	1.25%	1.24%	1.26%	1.26%
Expenses before waivers and/or expense reimbursement	1.48	%(e)	1.51%	1.50%	1.49%	1.51%	1.51%
Net investment income (loss)	(0.78	)%(e)	(0.61)%	(0.51)%	(0.52)%	(0.43)%	(0.57)%
Portfolio turnover rate(f)	37%		58%	31%	36%	34%	24%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class Z Shares
	Six Months Ended
	February 28,		Year Ended August 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$29.67		$32.84	$41.27	$40.26	$36.87	$39.93
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.02)	(0.01)	(0.03)	0.02	(0.03)
Net realized and unrealized gain (loss) on investment transactions	7.54		5.62	1.78	6.09	5.62	0.14
Total from investment operations	7.51		5.60	1.77	6.06	5.64	0.11
Less Dividends and Distributions:
Distributions from net realized gains	(9.66)		(8.77)	(10.20)	(5.05)	(2.25)	(3.17)
Net asset value, end of period	$27.52		$29.67	$32.84	$41.27	$40.26	$36.87
Total Return(b):	27.88%		22.16%	10.29%	16.26%	16.05%	0.43%

Ratios/ Supplemental Data:
Net assets, end of period (000)	$845,353		$771,068	$1,550,111	$2,599,235	$3,522,414	$3,909,489
Average net assets (000)	$831,399		$896,694	$1,902,093	$3,091,013	$3,529,158	$4,229,836
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.70	%(e)	0.74%	0.79%	0.80%	0.76%	0.76%
Expenses before waivers and/or expense reimbursement	0.70	%(e)	0.74%	0.79%	0.80%	0.76%	0.76%
Net investment income (loss)	(0.24	)%(e)	(0.08)%	(0.04)%	(0.08)%	0.07%	(0.07)%
Portfolio turnover rate(f)	37%		58%	31%	36%	34%	24%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 37

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended				December 27, 2017(a)
	February 28,		Year Ended August 31,		through August 31,
	2021		2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$29.94		$33.15	$41.65	$38.58
Income (loss) from investment operations:
Net investment income (loss)	(0.09)		(0.12)	(0.11)	(0.11)
Net realized and unrealized gain (loss) on investment transactions	7.61		5.68	1.81	3.18
Total from investment operations	7.52		5.56	1.70	3.07
Less Dividends and Distributions:
Distributions from net realized gains	(9.66)		(8.77)	(10.20)	-
Net asset value, end of period	$27.80		$29.94	$33.15	$41.65
Total Return(c):	27.63%		21.74%	9.93%	7.96%

Ratios/Supplemental Data:
Net assets, end of period (000)	$899		$650	$539	$11
Average net assets (000)	$781		$562	$296	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.08	%(e)	1.08%	1.08%	1.08	%(e)
Expenses before waivers and/or expense reimbursement	2.98	%(e)	3.70%	6.45%	244.89	%(e)
Net investment income (loss)	(0.64	)%(e)	(0.45)%	(0.35)%	(0.39	)%(e)
Portfolio turnover rate(f)	37%		58%	31%	36%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Class R4 Shares
	Six Months Ended				December 27, 2017(a) through August 31,
	February 28,		Year Ended August 31,
	2021		2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$30.24		$33.33	$41.72	$38.58
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.09)	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	7.70		5.77	1.84	3.18
Total from investment operations	7.64		5.68	1.81	3.14
Less Dividends and Distributions:
Distributions from net realized gains	(9.66)		(8.77)	(10.20)	-
Net asset value, end of period	$28.22		$30.24	$33.33	$41.72
Total Return(c):	27.77%		22.05%	10.24%	8.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,424		$1,088	$164	$11
Average net assets (000)	$1,274		$531	$106	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.83	%(e)	0.83%	0.83%	0.83	%(e)
Expenses before waivers and/or expense reimbursement	2.00	%(e)	3.58%	15.83%	244.44	%(e)
Net investment income (loss)	(0.38	)%(e)	(0.33)%	(0.09)%	(0.14	)%(e)
Portfolio turnover rate(f)	37%		58%	31%	36%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 39

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended February 28,
			Year Ended August 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$30.52		$33.50	$41.80	$40.63	$37.13	$40.13
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		0.01	0.05	0.06	0.09	0.04
Net realized and unrealized gain (loss) on investment transactions	7.78		5.78	1.85	6.16	5.66	0.13
Total from investment operations	7.76		5.79	1.90	6.22	5.75	0.17
Less Dividends and Distributions:
Distributions from net realized gains	(9.66)		(8.77)	(10.20)	(5.05)	(2.25)	(3.17)
Net asset value, end of period	$28.62		$30.52	$33.50	$41.80	$40.63	$37.13
Total Return(b):	27.92%		22.32%	10.52%	16.53%	16.24%	0.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$790,428		$682,514	$675,919	$1,144,170	$1,585,340	$964,093
Average net assets (000)	$763,794		$640,757	$786,436	$1,584,359	$1,307,593	$914,522
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.59	%(e)	0.60%	0.59%	0.58%	0.58%	0.58%
Expenses before waivers and/or expense reimbursement	0.59	%(e)	0.60%	0.59%	0.58%	0.58%	0.58%
Net investment income (loss)	(0.14	)%(e)	0.04%	0.15%	0.15%	0.25%	0.10%
Portfolio turnover rate(f)	37%		58%	31%	36%	34%	24%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jon Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Mid-Cap Growth Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON MID-CAP GROWTH FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6
NASDAQ	PEEAX	PEGCX	JDERX	PEGZX	PEGEX	PEGGX	PJGQX
CUSIP	74441C105	74441C303	74441C600	74441C808	74441C865	74441C857	74441C881

MF173E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a) (1) Code	of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Mid-Cap Growth Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 20, 2021

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	April 20, 2021